Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Value Fund))	0 Months Ended
	Mar. 29, 2012
Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.43%
Class B
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	1.11%
Total Annual Fund Operating Expenses	2.70%
Fee Waiver and Expense Reimbursement	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.31%
Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.66%
Total Annual Fund Operating Expenses	2.26%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.24%
Class N
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.74%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.72%
Class Y
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.